Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Loss per Share [Abstract]
Net loss	$ (2,441)	$ (1,562)
Less: Net loss attributable to non-controlling interest	(29)	0
Net loss attributable to United Maritime Corporation	(2,412)	(1,562)
Net loss attributable to common stockholders of United Maritime Corporation	(2,412)	(1,562)
Net loss attributable to common shareholders, diluted	$ (2,412)	$ (1,562)
Weighted average number of common shares outstanding, basic (in shares)	8,841,632	8,723,765
Weighted average number of common shares outstanding, diluted (in shares)	8,841,632	8,797,527
Net loss per share attributable to common shareholders, basic (in dollars per share)	$ (0.27)	$ (0.18)
Net loss per share attributable to common shareholders, diluted (in dollars per share)	$ (0.27)	$ (0.18)